World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	745,341,870.89	36,046
Yield Supplement Overcollateralization Amount 07/31/15	33,594,201.23	0
Receivables Balance 07/31/15	778,936,072.12	36,046
Principal Payments	27,487,655.84	685
Defaulted Receivables	1,291,384.88	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	31,985,302.09	0
Pool Balance at 08/31/15	718,171,729.31	35,310

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	70.56%

Prepayment ABS Speed	1.70%

Overcollateralization Target Amount	32,317,727.82
Actual Overcollateralization	32,317,727.82

Weighted Average APR	3.82%
Weighted Average APR, Yield Adjusted	5.87%
Weighted Average Remaining Term	55.59

Delinquent Receivables:
Past Due 31-60 days	7,980,899.15	365
Past Due 61-90 days	2,740,049.35	118
Past Due 91 + days	710,036.44	35
Total	11,430,984.94	518

Total 31+ Delinquent as % Ending Pool Balance	1.59%

Recoveries	786,127.46

Aggregate Net Losses/(Gains) - August 2015	505,257.42
Current Net Loss Ratio (Annualized)	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Flow of Funds	$ Amount

Collections	30,763,186.50
Advances	2,631.01
Investment Earnings on Cash Accounts	3,938.78
Servicing Fee	(649,113.39)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	30,120,642.90

Distributions of Available Funds
(1) Class A Interest	583,829.23
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,947,485.21
(7) Distribution to Certificateholders	3,555,642.21
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	30,120,642.90

Servicing Fee	649,113.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 08/17/15	711,801,486.70
Principal Paid	25,947,485.21
Note Balance @ 09/15/15	685,854,001.49

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2a
Note Balance @ 08/17/15	114,735,743.35
Principal Paid	12,973,742.61
Note Balance @ 09/15/15	101,762,000.74
Note Factor @ 09/15/15	63.6012505%

Class A-2b
Note Balance @ 08/17/15	114,735,743.35
Principal Paid	12,973,742.60
Note Balance @ 09/15/15	101,762,000.75
Note Factor @ 09/15/15	63.6012505%

Class A-3
Note Balance @ 08/17/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	354,000,000.00
Note Factor @ 09/15/15	100.0000000%

Class A-4
Note Balance @ 08/17/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	107,600,000.00
Note Factor @ 09/15/15	100.0000000%

Class B
Note Balance @ 08/17/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	20,730,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	617,515.48
Total Principal Paid	25,947,485.21
Total Paid	26,565,000.69

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	57,367.87
Principal Paid	12,973,742.61
Total Paid to A-2a Holders	13,031,110.48

Class A-2b
One-Month Libor	0.19760%
Coupon	0.42760%
Interest Paid	39,521.36
Principal Paid	12,973,742.60
Total Paid to A-2b Holders	13,013,263.96

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6248070
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.2538678
Total Distribution Amount	26.8786748

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3585492
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	81.0858913
Total A-2a Distribution Amount	81.4444405

A-2b Interest Distribution Amount	0.2470085
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	81.0858913
Total A-2b Distribution Amount	81.3328998

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/15	105,916.46
Balance as of 08/31/15	108,547.47
Change	2,631.01

Reserve Account
Balance as of 08/17/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68